NB Private Markets Access Fund LLC

Consolidated Schedule of Investments

As of December 31, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES - 0.52%
American Express Credit Account Master Trust	3.75%	08/15/2027	375,000	$366,050	$368,653
Amur Equipment Finance Receivables X LLC(A)	1.64%	10/20/2027	45,145	43,587	43,825
BA Credit Card Trust	5.00%	04/17/2028	250,000	254,292	251,520
BMW Vehicle Owner Trust 2023-A	5.72%	04/27/2026	200,000	200,284	200,324
CARDS II Trust(A)	0.60%	04/15/2027	100,000	96,463	98,526
CCG Receivables Trust 2023-1(A)	5.82%	09/16/2030	99,181	99,466	99,800
DLLAA 2023-1 LLC(A)	5.93%	07/20/2026	100,000	100,301	100,428
DLLMT 2023-1 LLC(A)	5.78%	11/20/2025	87,000	86,994	87,012
Evergreen Credit Card Trust(A)	0.90%	10/15/2026	100,000	95,509	96,573
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	226,924	226,551	226,457
GM Financial Automobile Leasing Trust 2022-2	3.42%	06/20/2025	171,480	169,414	170,421
Master Credit Card Trust II(A)	1.66%	07/21/2026	300,000	286,561	289,179
Mercedes-Benz Auto Lease Trust 2023-A	5.24%	11/17/2025	102,407	102,406	102,230
MMAF Equipment Finance LLC 2022-A(A)	3.20%	01/13/2028	105,000	101,465	102,003
Navient Private Education Refi Loan Trust 2021-F(A)	1.11%	02/18/2070	101,777	88,011	86,730
Nissan Auto Lease Trust 2023-A	5.10%	03/17/2025	159,760	159,531	159,449
OCCU Auto Receivables Trust 2022-1(A)	5.50%	10/15/2027	300,000	298,660	300,215
PFS Financing Corp(A)	0.71%	04/15/2026	100,000	96,382	98,461
Porsche Financial Auto Securitization Trust 2023-1(A)	5.42%	12/22/2026	239,330	239,128	239,043
SBA Tower Trust(A)	2.84%	01/15/2025	125,000	125,000	120,709
T-Mobile US Trust 2022-1(A)	4.91%	05/22/2028	200,000	199,704	199,597
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	156,813	156,810	156,579
Verizon Master Trust	5.23%	11/22/2027	200,000	200,929	199,995
World Omni Auto Receivables Trust 2023-A	5.18%	07/15/2026	140,198	139,796	139,907
World Omni Auto Receivables Trust 2022-C	3.73%	03/16/2026	184,753	183,194	183,736
TOTAL ASSET-BACKED SECURITIES				4,116,488	4,121,372

BANK LOANS - 0.70%
Central Parent, Inc.	9.35% (3-Month SOFR + 4.50%)	07/06/2029	497,494	496,299	499,474
Consolidated Communications, Inc.	8.97% (1-Month SOFR + 3.50%)	10/02/2027	630,000	630,000	584,035
Covia Holdings LLC	9.68% (3-Month SOFR + 4.00%)	07/31/2026	500,000	498,381	495,625
Dun & Bradstreet Corp.	8.21% (1-Month SOFR + 2.75%)	02/06/2026	496,056	495,522	496,755
Flexera Software LLC	9.22% (1-Month SOFR + 3.75%)	03/03/2028	498,705	496,411	497,692
Ingram Micro, Inc.	8.61% (1-Month SOFR + 3.00%)	06/30/2028	371,501	366,237	372,430
Medline Borrower, L.P.	8.47% (1-Month SOFR + 3.25%)	09/30/2028	496,212	488,402	498,227
UKG Inc	8.76% (3-Month SOFR + 3.25%)	05/04/2026	646,701	645,985	647,755
UFC Holdings LLC	8.40% (1-Month SOFR + 2.75%)	04/29/2026	495,776	493,731	497,085
WaterBridge Midstream Operating LLC	11.39% (3-Month SOFR + 5.75%)	06/22/2026	496,114	493,721	496,178
William Morris Endeavor Entertainment LLC	8.22% (1-Month SOFR + 2.75%)	05/18/2025	488,122	485,856	489,040
TOTAL BANK LOANS				5,590,545	5,574,296

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.17%
Barclays Commercial Mortgage Trust 2019-C3	3.46%	05/15/2052	300,000	283,859	288,919
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	162,028	157,252	158,232
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	414,733	398,773	404,625
GS Mortgage Securities Trust 2018-GS10	4.11%	07/10/2051	268,067	259,658	261,318
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	225,000	208,694	212,398
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				1,308,236	1,325,492

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS(A) - 0.30%
Connecticut Avenue Securities Trust 2021-R03	6.19% (30-Day Average SOFR + 0.85%)	12/25/2041	184,763	183,262	184,154
Connecticut Avenue Securities Trust 2022-R01	6.34% (30-Day Average SOFR + 1.00%)	12/25/2041	147,163	146,336	146,777
Connecticut Avenue Securities Trust 2022-R04	7.34% (30-Day Average SOFR + 2.00%)	03/25/2042	165,038	165,554	166,595
Connecticut Avenue Securities Trust 2022-R05	7.24% (30-Day Average SOFR + 1.90%)	04/25/2042	113,752	113,983	114,391
Connecticut Avenue Securities Trust 2022-R07	8.29% (30-Day Average SOFR + 2.95%)	06/25/2042	82,321	84,128	84,770
Connecticut Avenue Securities Trust 2022-R08	7.89% (30-Day Average SOFR + 2.55%)	07/25/2042	174,884	177,522	179,360
Freddie Mac STACR REMIC Trust 2021-HQA3	6.19% (30-Day Average SOFR + 0.85%)	09/25/2041	321,009	316,696	317,659
Freddie Mac STACR REMIC Trust 2021-HQA4	6.29% (30-Day Average SOFR + 0.95%)	12/25/2041	168,449	163,243	166,349
Freddie Mac STACR REMIC Trust 2022-DNA4	7.54% (30-Day Average SOFR + 2.20%)	05/25/2042	189,927	192,467	192,595
Freddie Mac STACR REMIC Trust 2022-DNA5	8.29% (30-Day Average SOFR + 2.95%)	06/25/2042	140,001	143,103	143,721
Freddie Mac STACR REMIC Trust 2023-DNA1	7.44% (30-Day Average SOFR + 2.10%)	03/25/2043	174,564	175,267	177,331
Freddie Mac Structured Agency Credit Risk Debt Notes	7.34% (30-Day Average SOFR + 2.00%)	06/25/2043	173,613	174,888	175,111
JP Morgan Mortgage Trust 2023-HE2	7.04% (30-Day Average SOFR + 1.70%)	03/25/2054	67,249	67,249	67,499
JP Morgan Mortgage Trust 2023-HE3	6.94% (30-Day Average SOFR + 1.60%)	05/25/2054	74,000	74,000	74,000
Towd Point Mortgage Trust 2017-5	6.07% (1-Month SOFR + 0.71%)	02/25/2057	177,880	176,990	179,649
TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS				2,354,688	2,369,961

CORPORATE BONDS - 0.69%
AbbVie, Inc.	3.60%	05/14/2025	205,000	201,397	201,377
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.65%	02/01/2026	60,000	58,867	58,893
Apple, Inc.	1.13%	05/11/2025	215,000	205,713	205,219
AT&T, Inc.	0.90%	03/25/2024	205,000	202,935	202,768
Bank of America Corp.	3.50%	04/19/2026	205,000	198,961	199,568
Boeing Co.	4.88%	05/01/2025	200,000	199,244	199,184
BP Capital Markets America, Inc.	3.80%	09/21/2025	200,000	197,095	197,201
Province of British Columbia Canada	4.80%	11/15/2028	90,000	89,888	92,480
Broadcom, Inc.	3.46%	09/15/2026	210,000	201,744	203,169
Corp Andina de Fomento	6.00%	04/26/2027	95,000	94,904	98,246
Crown Castle, Inc.	1.35%	07/15/2025	215,000	202,872	202,865
Discovery Communications LLC	4.90%	03/11/2026	200,000	198,126	199,589
Duke Energy Corp.	0.90%	09/15/2025	220,000	205,684	205,268
Evergy Inc.	2.45%	09/15/2024	205,000	200,615	200,437
Goldman Sachs Group, Inc.	5.70%	11/01/2024	295,000	295,787	295,683
HCA, Inc.	5.00%	03/15/2024	200,000	199,827	199,636
Inter-American Development Bank	4.50%	09/13/2033	55,000	54,970	56,897
International Bank for Reconstruction & Development	4.75%	11/14/2033	95,000	94,719	100,500
Kreditanstalt fuer Wiederaufbau	4.75%	10/29/2030	50,000	49,864	52,271
McDonald's Corp.	3.30%	07/01/2025	205,000	200,643	200,270
Morgan Stanley	3.70%	10/23/2024	305,000	301,199	301,040
Occidental Petroleum Corp.	2.90%	08/15/2024	205,000	201,476	201,707
Oracle Corp.	2.50%	04/01/2025	210,000	203,293	203,034
Pelican IV Re Ltd.(A)	5.38% (1-Month Treasury Bill + 0.50%)	05/07/2024	725,000	725,000	73
Province of Quebec Canada	4.50%	09/08/2033	130,000	129,516	131,988
QUALCOMM, Inc.	3.45%	05/20/2025	200,000	196,998	196,356
Starbucks Corp.	3.80%	08/15/2025	200,000	196,837	196,367
T-Mobile USA, Inc.	3.50%	04/15/2025	205,000	200,977	200,820
Verizon Communications, Inc.	3.50%	11/01/2024	205,000	202,414	201,892
WEC Energy Group, Inc.	4.75%	01/09/2026	195,000	194,377	194,296
Wells Fargo & Co.	3.30%	09/09/2024	305,000	300,985	300,961
TOTAL CORPORATE BONDS				6,206,927	5,500,055

SHORT-TERM INVESTMENTS - 29.94%
MONEY MARKET FUND - 6.47%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5.27%(B)		51,377,982	51,377,982	51,377,982

UNITED STATES TREASURY BILLS(C) - 21.71%
United States Treasury Bill	5.48%	01/25/2024	310,000	308,925	308,956
United States Treasury Bill	5.26%	01/25/2024	1,025,000	1,021,445	1,021,547
United States Treasury Bill	5.51%	01/30/2024	29,477,300	29,349,216	29,355,948
United States Treasury Bill	5.46%	02/27/2024	45,759,600	45,373,755	45,383,592
United States Treasury Bill	5.37%	03/14/2024	1,555,000	1,538,333	1,538,864
United States Treasury Bill	5.43%	03/14/2024	40,748,600	40,311,840	40,325,752
United States Treasury Bill	5.37%	04/18/2024	25,483,900	25,086,295	25,090,619
United States Treasury Bill	5.43%	05/23/2024	30,000,000	29,376,704	29,396,520
TOTAL UNITED STATES TREASURY BILLS				172,366,513	172,421,798

UNITED STATES TREASURY NOTES - 1.76%
United States Treasury Note	0.25%	03/15/2024	1,545,000	1,529,304	1,529,610
United States Treasury Note	1.00%	12/15/2024	1,595,000	1,537,639	1,538,116
United States Treasury Note	3.00%	07/31/2024	2,365,000	2,344,950	2,337,100
United States Treasury Note	2.38%	08/15/2024	1,545,000	1,515,712	1,519,773
United States Treasury Note	1.75%	03/15/2025	3,445,000	3,354,128	3,329,404
United States Treasury Note	4.63%	06/30/2025	600,000	598,118	601,523
United States Treasury Note	4.50%	07/15/2026	2,105,000	2,099,690	2,125,310
United States Treasury Note	4.13%	07/31/2028	1,010,000	1,009,204	1,021,363
TOTAL UNITED STATES TREASURY NOTES				13,988,745	14,002,199

TOTAL SHORT-TERM INVESTMENTS				237,733,240	237,801,979

COMMON STOCKS - 0.45%
Unity Software Inc.			87,120	8,005,334	3,562,337
TOTAL COMMON STOCKS				8,005,334	3,562,337

PRIVATE FUNDS(D) - 69.65%	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	7,820,534	23,062,004
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021-06/2023	North America	6,596,455	9,823,108
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-04/2023	North America	3,177,676	3,192,727
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,433,795
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2023	Europe	8,849,731	11,965,692
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,404	5,074,541
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	5,574
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	6,119,225
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,951,376
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	18,631,828	18,607,448
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	11,950,928	14,587,048
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-10/2023	North America	7,059,454	6,990,418
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022-09/2023	North America	4,062,865	6,000,682
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,615,493	1,798,602
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022-12/2022	North America	6,455,020	9,017,860
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	11,715,616
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	3,745,996	11,049,362
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	10,244,508
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	4,090,085
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,576,902
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	13,417,095
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	4,808,794
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	North America	9,673,380	9,646,435
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,083,925
KMNOCH Investor, L.P.(G)	Co-Investment	11/2022	North America	16,970,562	17,059,963
L Catterton Growth IV, L.P.	Primary	03/2021-11/2023	North America	11,746,562	11,492,163
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-10/2021	North America	2,893,688	3,726,657
Material Co-Invest, L.P.	Co-Investment	10/2022	North America	13,687,274	12,040,620
NB Convert Harp Aggregator LP	Co-Investment	11/2023	North America	7,683,384	7,683,384
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	15,430,000	15,430,000
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	03/2023-08/2023	North America	5,815,588	6,961,784
NB Credit Opps Co-Investment (VetcorII) LP	Co-Investment	08/2023	North America	1,703,158	1,848,588
NB Electron Aggregator LP	Co-Investment	08/2023	North America	25,000,000	25,216,968
NB Lowcode Private Equity(G)	Co-Investment	11/2022-12/2023	North America	2,912,717	4,194,784
NB Mavis Aggregator LP	Co-Investment	05/2023	North America	20,000,000	20,189,423
NB Pref Harp Aggregator LP	Co-Investment	11/2023	North America	9,298,248	9,714,087
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	4,170,586	4,215,954
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,089,217
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,534,667
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	10,500,169
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	6,350,576
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021-12/2021	North America	8,933,250	7,323,077
RealPage Parent, LP(G)	Co-Investment	04/2021	North America	6,500,000	8,954,961
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,890,426	9,591,915
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	3,810,854	4,798,744
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,663,851	12,431,471
Searchlight Capital CF SPK, L.P.	Secondary	11/2023	North America	12,778,699	12,839,326
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021-04/2022	North America	5,789,976	13,878,104
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,608,234
TA Spartan Parent, LLC(G)	Co-Investment	07/2023	North America	10,130,000	10,552,712
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	4,012,571	5,791,890
THL Fund Investors (Altar), L.P.	Co-Investment	12/2022-09/2023	North America	4,950,847	6,320,903
THL Fund Investors (Iconic), L.P.	Co-Investment	06/2023-09/2023	North America	10,255,002	11,197,059
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023	North America	7,790,088	7,777,357
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	8,635,900	8,635,900
Truelink-Vista, L.P.	Co-Investment	10/2022-12/2023	North America	3,504,536	9,767,364
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	8,156,695	8,366,865
WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	5,541,468	6,586,820
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	9,077,693
ZM Parent Holding LLC(G)	Co-Investment	03/2022	North America	4,532,000	6,179,381
TOTAL PRIVATE FUNDS				456,453,066	553,191,602

TOTAL INVESTMENTS (Cost $721,768,524) - 102.42%					813,447,094
Other Assets & Liabilities (Net) - (2.42%)					(19,149,548)
TOTAL NET ASSETS - 100.00%					$794,297,546

(A)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the total value of these securities was $4,332,135 representing 0.55% of net assets.

(B)	The rate is the annualized seven-day yield as of December 31, 2023.

(C)	Each issue shows the rate of the discount at the time of purchase.

(D)	Non-income producing securities, which are restricted as to resale and illiquid.

(E)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)	The fair value of the investment was determined using a significant unobservable input.

(H)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC the "Subsidiary".

Valuation of Investments

The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as the Fund’s Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for any or all Fund investments, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a Portfolio Fund Manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a Portfolio Fund manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, cash flows, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee.

Liquid Investments:

Equity Investments: Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments: Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of December 31, 2023.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$-	$4,121,372	$-	$-	$4,121,372
Bank Loans	-	5,574,296	-	-	5,574,296
Commercial Mortgage-Backed Securities	-	1,325,492	-	-	1,325,492
Collateralized Mortgage-Backed Obligations	-	2,369,961	-	-	2,369,961
Common Stocks	3,562,337	-	-	-	3,562,337
Corporate Bonds	-	5,500,055	-	-	5,500,055
Private Funds	-	-	89,751,640	463,439,962	553,191,602
Short-Term Investments	237,801,979	-	-	-	237,801,979
Total Investments	$241,364,316	$18,891,176	$89,751,640	$463,439,962	$813,447,094

Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.

Significant Unobservable Inputs

As of December 31, 2023, the Fund had Level 3 investments valued at $89,751,640. The fair value of investments valued at $463,439,962 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2023.

			Unobservable Inputs
Investments	Fair Value as of December 31, 2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$27,612,675	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	48,989,220	Market Approach	LTM EBITDA	1.8x-14.0x	10.5x
Co-Investment	8,954,961	Market Approach	NTM EBITDA	18.2X	18.2X
Co-Investment	4,194,784	Market Approach	LTM Revenue	10.1x	10.1x
Total Investments	$89,751,640

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$11,316,922	$29,438

During the period ended December 31, 2023, changes in unrealized appreciation and realized gains from Level 3 investments were $5,109,488 and $0, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended December 31, 2023 there were no transfers into or out of Level 3.

The estimated remaining life of the Fund’s investments as of December 31, 2023, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.